Finance lease receivables	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Finance lease receivables

11.Finance lease receivables

During the year ended December 31, 2015, the Group entered into finance lease contracts with contract value of $9,216 for leasing those Underlying PV Products to third-party PV developers through the on-line platform owned by Solar Energy (see Note 1— Description of Business). The Group also entered into several sales and leaseback arrangements with total contract value of $23,284 with the third parties. These leases are accounted for as finance lease.

Finance lease receivables are as follows:

	December 31,	December 31,
	2015	2014
Minimum lease payments receivable	$42,526	$—
Unearned income	(12,204)	—

Net finance lease receivables	$30,322	$—

Current	$12,518	$—
Noncurrent	17,804	—

As at December 31, 2015, future maturities of minimum lease payments receivable are as follows

USD
2016	12,518
2017	1,653
2018	1,620
2019	1,750
2020	1,747
Thereafter	11,034

$30,322

During the year ended December 31, 2015, the Group earned total interest income of $1,507 for these finance lease contracts.